Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies [Abstract]
Basis of presentation of the financial statements:
a.	Basis of presentation of the financial statements:

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and the rules and regulations of the Securities and Exchange Commission (“SEC”), as applicable to annual reporting.

The Company qualified as a “foreign private issuer” as defined under Rule 3b-4 of the Securities Exchange Act of 1934, as amended. Accordingly, The Company is subject to the reporting requirements applicable to foreign private issuers and is not required to file financial statements with the SEC as frequently or as promptly as U.S. domestic issuers.

Use of estimates:
b.	Use of estimates:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the financial statements and accompanying notes. The most significant estimates and assumptions relate to impairment of long-lived assets and the Fair Value of financial Instruments. The Company’s management believes that the estimates, judgment and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities at the dates of the financial statements, and the reported amount of expenses during the reporting periods. Actual results could differ from those estimates.

Revenue Recognition
c.	Revenue Recognition

The Company recognizes revenue in accordance with ASC 606, Revenue from Contracts with Customers.

CDMO Services

Under its CDMO agreements, the Company provides a combination of services, which may include:

●	Manufacturing services: The Company utilizes its facilities and equipment to manufacture pharmaceutical products in accordance with customer specifications. Customers typically own the intellectual property related to the active pharmaceutical ingredient (API) or drug substance (DS) and its formulation. The Company procures raw materials, and in certain projects develops or optimizes manufacturing processes and related analytical methods. The Company then performs cGMP-compliant manufacturing, including formulation, aseptic fill and finish, in-process controls, and release testing for clinical trial materials.
●	Quality assurance and control: The Company applies its quality management system to ensure compliance with applicable regulatory requirements and performs quality control testing, including sterility and release testing, as required.
●	Process and analytical method development: The Company assists customers in developing or optimizing manufacturing processes and analytical methods necessary to meet product specifications and regulatory requirements.

Under its CDMO agreements, the Company provides a combination of services, which may include process and analytical method development, manufacturing of drug substance and drug product, aseptic fill and finish, quality control and quality assurance activities, and access to manufacturing infrastructure.

The Company evaluates each contract to identify the promised goods and services and determine whether they represent distinct performance obligations. Revenue is recognized in a manner that depicts the transfer of control of the relevant goods or services to the customer.

For contracts or performance obligations satisfied over time, revenue is recognized over time using a method that reflects the progress toward completion, which may include achievement of contractual milestones or other measures of progress, as appropriate. Amounts billed in advance of performance are recorded as contract liabilities and recognized as revenue as the related performance obligations are satisfied.

For contracts or performance obligations satisfied at a point in time, revenue is recognized when control of the related product or service is transferred to the customer, which may occur upon delivery, completion of agreed manufacturing or testing activities, or other contractual acceptance points, depending on the terms of the arrangement

Licensing agreement

The Company has one license agreement. In this license agreement, the Company has identified one performance obligation: grant of the license and use of its IP. The grant of the license and use of its IP performance obligation is considered to be a right to use IP in accordance with ASC 606. Therefore, revenue is recognized at a point in time, upon transfer of control over the license to the licensee.

Functional currency:
d.	Functional currency:

Effective July 1, 2023, the Company changed its functional currency to the U.S. dollar (“dollar”, “USD” or “$“) from the New Israeli Shekel (“NIS”). This change was based on an assessment by Company management that the dollar is the primary currency of the economic environment in which the Company operates, due to the starting of the company new business CDMO, including engaging in related agreements with suppliers and customers and the prospect markets it is intended to reach which operate mainly in USD. Accordingly, the functional and reporting currency of the Company in the year ended December 31, 2023, financial statements is the U.S. dollar. The change in functional currency was accounted for prospectively from such date.

In applying the change in reporting currency, all assets and liabilities of the Company’s operations were translated from their NIS functional currency into U.S. dollars using the exchange rates in effect on the balance sheet date, and shareholders’ equity was translated at the historical rates. Opening shareholders’ equity on August 1, 2018, has been translated at the historic rate on that date and any other movements in shareholders’ equity during the period from August 1, 2018 to December 31, 2022 were translated using the appropriate historical rates at the date of the respective transaction. All other revenues, expenses and cash flows were translated at the average rates during the reporting periods presented. The resulting translation adjustments are reported under comprehensive income as a separate component of shareholders’ equity.

Comprehensive income:
e.	Comprehensive income:

The Company accounts for comprehensive income in accordance with ASC 220, “Comprehensive Income”. Comprehensive income is defined as the change in equity during a period from transactions and other events and circumstances from non-owner sources. It includes all changes in equity during a period except those resulting from investments by and distributions to owners. For further details see note 2d.

Cash equivalents:
f.	Cash equivalents:
Cash equivalents are short-term highly liquid deposits that are readily convertible to cash with original maturities of three months or less, at the date acquired.
Restricted cash:
g.	Restricted cash:

Restricted cash are deposits with original maturities of three months or less and are used as security for the Company’s Bank Guarantee. Restricted cash amounted to $150 as of December 31, 2025, and $131 as of December 31,2024.

Property, plant and equipment:
h.	Property, plant and equipment:

Property, plant and equipment are measured at cost, including directly attributable costs, less accumulated depreciation, accumulated impairment losses and any related investment grants, excluding day-to-day servicing expenses.

Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates as follows:

%

Laboratory equipment	15 - 33
Office, furniture and equipment	6 - 33
Computers and Cars	20 - 33
Leasehold improvements	(*)10
Manufacturing plant	(**)10-27
(*)

Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term or the expected life of the improvement.

As a result of exercising the option to extend the lease period on December 24, 2024, the company revaluated the useful life of the Leasehold improvements and Manufacturing plant to be in accordance with the lease period. (note 6).

(**)	As of April 2024, the manufacturing plant has completed its validation process, which enabled the commencement of production activities. Accordingly, the depreciation of the manufacturing plant has begun. And will be recognized over its useful life of 8 years.

Impairment of long-lived assets:
i.	Impairment of long-lived assets:

The Company’s long-lived assets are reviewed for impairment in accordance with ASC No. 360 “Property, Plant and Equipment,” whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If indicators of impairment exist and the undiscounted future cash flows that the assets are expected to generate are less than the carrying value of the assets, the Company reduces the carrying amount of the assets through an impairment charge, to their estimated fair values. The majority of our fixed assets are concentrated with our new CDMO facility. Our ability to generate positive cashflows from such plant may impact the recoverability of such assets and may trigger future impairment to such plant. During the years ended December 31, 2025 and 2024, no impairment was recognized.

Government grants:
j.	Government grants:

The Company received royalty-bearing grants from the Israel Innovation Authority (“IIA”) for approved research and development projects and, in return, undertook to pay royalties amounting to 3%-5% on the revenues derived from sales of products or services developed in whole or in part using these grants. These grants are recognized when the Company becomes entitled to them, based on the costs incurred in accordance with the terms of the relevant agreement. The grants are recorded as a deduction from research and development expenses. The Company records a liability for royalties payable to the IIA upon recognition of revenues from products or services developed using IIA-funded technology. The royalty obligation is calculated based on the applicable royalty rate applied to such revenues.

During 2025, the company deducted $64 in connection with such grants from the R&D expenses. For the year ended December 31, 2025 and 2024, the Company received $150 and $358 from the IIA. (note 8)

Research and development expenses:
k.	Research and development expenses:

Research and development expenses net of grants, are recognized in the statements of operations when incurred. Research and development expenses consist of personnel costs (including salaries, benefits and share-based compensation), materials, consulting fees and payments to subcontractors, costs associated with obtaining regulatory approvals and executing pre-clinical and clinical studies. In addition, research and development expenses include overhead allocations consisting of various administrative and facilities related costs. The company charges research and development as incurred.

In accordance with the agreement with MPG disclosed in note 1b, the Company issued 15,000 ADSs at no cost to MPG as an upfront payment for the license. The ADSs are restricted for a period of three years. The Company evaluated the fair value of the license at $209. The fair value was calculated by an independent valuation, at a discount rate of 31% based on the following assumptions:

Stock price	1.48
Variance	150%
Risk free interest	1%

The fair value of the license in the amount of $209 was recorded as expense in the statement of operating income for the year ended 2022.

Share-based compensation:
l.	Share-based compensation:

The Company accounts for share-based compensation in accordance with ASC No. 718, “Compensation - Stock Compensation”, which requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the award is recognized as an expense over the requisite service periods, which is the vesting period of the respective award, on a straight-line basis when the only condition to vesting is continued service.

The Company has selected the binomial option-pricing model as the most appropriate fair value method for its option awards. The Binomial model considers variables such as volatility, dividend yield rate, and risk-free interest rate and also allows for the use of dynamic assumptions and considers the contractual term of the option, and the probability that the option will be exercised prior to the end of its contractual life. The fair value of restricted shares unit is based on the closing market value of the underlying shares at the date of grant. The Company estimates the forfeitures at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

Severance pay and retirement plans:
m.	Severance pay and retirement plans:

The majority of the Company’s employees who are Israeli citizens have subscribed to Section 14 of Israel’s Severance Pay Law, 5723-1963 (the “Severance Pay Law”). Pursuant to Section 14 of the Severance Pay Law, employees covered by this section are entitled to monthly deposits at a rate of 8.33% of their monthly salary, made on their behalf by the Company. Payments made to employees in accordance with this section release the Company from any future severance liabilities with respect to such employees. Neither severance pay liability nor severance pay fund under Section 14 of the Severance Pay Law is recorded on the Company’s balance sheets. Severance expense for the years ended December 31, 2025, 2024 and 2023, amounted to $161, 163$ and $182, respectively.

Fair value of financial instruments:
n.	Fair value of financial instruments:

The accounting guidance for fair value provides a framework for measuring fair value, clarifies the definition of fair value, and expands disclosures regarding fair value measurements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the reporting date. The accounting guidance establishes a three-tiered hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value as follows:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2: Observable inputs that are based on inputs not quoted on active markets but corroborated by market data.

Level 3: Unobservable inputs are used when little or no market data are available.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value. The Company measures warrants liability at fair value classified within Level 3. (note 4)

The carrying amounts of cash and cash equivalents, restricted cash, trade receivables, prepaid expenses and other receivables, trade payables and other current payables approximate their fair value due to the short-term maturity of such instruments.

Leases:
o.	Leases:

The Company accounts for leases according to ASC 842, “Leases”. The Company determines if an arrangement is a lease and the classification of that lease at inception. The Company elected the practical expedient for lease agreements with a term of twelve months or less and does not recognize right-of-use (“ROU”) assets and lease liabilities in respect of those agreements. The Company also elected the practical expedient to not separate lease and non-lease components for its leases.

An ROU asset represents the right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease agreement. An ROU asset is measured based on the discounted present value of the remaining lease payments, plus any initial direct costs incurred and prepaid lease payments, excluding lease incentives. The lease liability is measured at lease commencement date based on the discounted present value of the remaining lease payments. The implicit rate within the operating leases is generally not determinable, therefore the Company uses the Incremental Borrowing Rate (“IBR”) based on the information available at commencement date in determining the present value of lease payments. The Company’s IBR is estimated to approximate the interest rate for collateralized borrowing with similar terms and payments and in economic environments where the leased asset is located. Certain leases include options to extend the lease.

Payments under the Company’s lease arrangements are primarily fixed, however, and certain lease agreements contain variable payments, which are expensed as incurred and not included in the operating lease right-of-use assets and liabilities.

Contingencies:
p.	Contingencies:

The Company is currently involved in various commitment and contingent liabilities. The Company reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a liability for the estimated loss. (see Note 8).

Income taxes:
q.	Income taxes:

The Company accounts for income taxes in accordance with ASC 740, “Income Taxes”, which prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, to reduce deferred tax assets to their estimated realizable value, if needed.

ASC 740 offers a two-step approach for recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. As of December 31, 2025, and 2024 no liability for unrecognized tax benefits was recorded as a result of ASC 740.

Basic and diluted net loss (income) per share:
r.	Basic and diluted net loss (income) per share:

The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, Earnings Per Share. Basic net (income) loss per share is computed by dividing net income (loss) by the weighted average number of ordinary shares outstanding during the period, including pre-funded warrants and fully vested RSUs.

The Company applies the two-class method in calculating net income (loss) per ordinary shares. In order to determine the net income (loss) attributable to ordinary shares, the Company first considered the total income (loss) allocable to preferred shares. This is calculated using the total net income (loss) less undistributed income allocable to preferred shares due to their redemption feature.

Calculating diluted EPS incorporates the potential impact of dilution that could occur if outstanding dilutive securities were converted into Ordinary shares or exercised. These securities can include stock options, restricted stock units (RSUs), preferred shares and warrants.

Warrants:
s.	Warrants:

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance. The assessment considers whether the warrants are freestanding financial instruments, meet the definition of a liability under ASC 480, and meet all of the requirements for equity classification, including whether the warrants are indexed to the Company’s own common stock. Warrants that determined to be classified as equity, are recorded as a component of additional paid-in capital. Warrants that determined to be classified as liabilities are recorded at their initial fair value on the date of issuance and remeasured to fair value at each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized in Financial expenses, net in the statements of operations.

Recently adopted accounting pronouncements:
t.	Recently adopted accounting pronouncements:

ASU 2023-09 — Income Taxes (Topic 740): Improvements to Income Tax Disclosures

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires expanded and more granular disclosures in the income tax footnote, including additional rate reconciliation detail, consistent categories of reconciling items, and disaggregation of income taxes paid by jurisdiction. The amendments are effective for fiscal years beginning after December 15, 2024, including interim periods within those fiscal years, with early adoption permitted. The adoption of ASU 2023-09 affected only the disclosures related to income taxes. The Company updated its income tax footnote to provide additional rate reconciliation details, categorize reconciling items, and disclose income taxes paid by jurisdiction. The amendments did not have a material effect on the Company’s consolidated financial position, results of operations, or cash flows.

Recently issued accounting pronouncements, not yet adopted
u.	Recently issued accounting pronouncements, not yet adopted:

ASU 2024-03 Income Statement Reporting Comprehensive Income.

In November 2024, the FASB issued ASU 2024-03, Income Statement Reporting Comprehensive Income Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which requires public business entities to disclose disaggregated information about certain expenses (including employee compensation, purchases of inventory, depreciation, and intangible amortization) in a tabular format in the footnotes to the financial statements. The objective of the ASU is to enhance expense transparency for investors. ASU 2024-03 is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027; early adoption is permitted. The Company is evaluating the impact of this guidance on its financial statement disclosures.

ASU 2025-01 — Income Statement (Topic 220-40): Clarifying the Effective Date for Expense Disaggregation Disclosures

In January 2025, the FASB issued ASU 2025-01, Income Statement Reporting Comprehensive Income Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date, which clarifies the effective date provisions of ASU 2024-03. The guidance does not change the underlying disclosure requirements but aligns the timing of required implementation. ASU 2025-01 is effective for annual reporting periods beginning after December 15, 2026, and interim periods thereafter, with early adoption permitted. The Company is currently evaluating the impact of this guidance on its consolidated financial statement disclosures.

ASU 2025-03 — Business Combinations (Topic 805) and Consolidation (Topic 810)

In March 2025, the FASB issued ASU 2025-03, Business Combinations (Topic 805) and Consolidation (Topic 810): Amendments to Certain Disclosure and Presentation Requirements, which enhances clarity and consistency in presentation and disclosure requirements related to acquired businesses and consolidated entities, including variable interest entities. The amendments are effective for annual reporting periods beginning after December 15, 2026, and interim periods thereafter, with early adoption permitted. The Company is currently evaluating the potential impact of adopting this guidance.

ASU 2025-04 — Compensation—Stock Compensation (Topic 718) and Revenue (Topic 606): Share-Based Consideration Payable to a Customer

In May 2025, the FASB issued ASU 2025-04, Compensation—Stock Compensation (Topic 718) and Revenue from Contracts with Customers (Topic 606): Clarifications to Share-Based Consideration Payable to a Customer, which clarifies the accounting for share-based payments issued to customers and resolves certain diversity in practice regarding classification and measurement. The guidance is effective for annual reporting periods beginning after December 15, 2026, including interim periods within those years, with early adoption permitted. The Company is evaluating the impact of this ASU on its accounting for share-based arrangements with customers.

ASU 2025-05 — Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets

In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets, which introduces a practical expedient for estimating expected credit losses for certain short-term receivables and contract assets. The amendments are effective for annual reporting periods beginning after December 15, 2025, including interim periods within those fiscal years, with early adoption reporting periods beginning after December 15, 2025, including interim periods within those fiscal years, with early adoption permitted. The Company is assessing the impact this guidance may have on its methodology for estimating credit losses and related disclosures.

ASU 2025-06 — Intangibles—Goodwill and Other (Subtopic 350-40): Internal-Use Software.

In September 2025, the FASB issued ASU 2025-06, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Amendments to Internal-Use Software Guidance, which modifies the criteria for capitalizing software development costs and removes references to development stages. The guidance also clarifies the accounting for certain web-based software arrangements. ASU 2025-06 is effective for annual reporting periods beginning after December 15, 2027, including interim periods within those years, with early adoption permitted. The Company is currently evaluating the effect of this update on the timing of capitalization and related disclosures.

ASU 2025-10 — Government Grants (Topic 832)

In November 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities, which provides comprehensive guidance on the recognition, measurement, and presentation of government grants. The amendments are effective for annual reporting periods beginning after December 15, 2026, including interim periods within those fiscal years, with early adoption permitted. The Company is evaluating the impact of this guidance on its accounting for government assistance arrangements.

ASU 2025-11 — Interim Reporting (Topic 270): Narrow-Scope Improvements

In December 2025, the FASB issued ASU 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements, which clarifies the organization and application of interim disclosure requirements and establishes a principle requiring disclosure of material events occurring since the most recent annual reporting period. The amendments are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027, with early adoption permitted. The Company is evaluating the potential impact of this guidance on its interim financial statement disclosures.